Financial Instruments - Summary of Financial Instrument by Category (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 1,280.9	$ 1,270.8	$ 1,241.5	$ 1,241.5	$ 2,165.5
Financial investments	1,926.9	2,617.3	1,948.7
Guarantee Deposits	349.7	393.9
Collateralized accounts receivable	235.9	288.7
Contract assets	358.0	447.5		370.6
Trade accounts receivable, net	318.0	297.0
Customer and commercial financing	11.7	16.4
Derivative financial instruments	9.5	34.3
Other Assets	66.2	82.2
Financial assets	4,556.8	5,448.1
LIABILITIES
Loans and financing	3,647.6	4,198.5	3,759.9	$ 3,759.9	$ 4,229.9
Loans and lease financing		4,198.5
Trade accounts payable and others liabilities	1,550.5	1,502.5
Financial guarantee and of residual value	140.4	139.6	$ 188.0
Derivative financial instruments	8.1	8.9
Financial liabilities	5,346.7	5,849.5
Financial Instruments at amortized cost [member]
ASSETS
Cash and cash equivalents	1,280.9	1,270.8
Financial investments	48.8	50.5
Guarantee Deposits	349.7	393.9
Collateralized accounts receivable	235.9	288.7
Contract assets	358.0	447.5
Trade accounts receivable, net	318.0	297.0
Customer and commercial financing	11.7	16.4
Other Assets	66.2	82.2
Financial assets	2,669.2	2,847.0
LIABILITIES
Loans and financing	3,647.6
Loans and lease financing		4,198.5
Trade accounts payable and others liabilities	1,550.5	1,502.5
Financial guarantee and of residual value	15.0	30.7
Financial liabilities	5,213.2	5,731.7
Financial instruments at fair value through other comprehensive income [member]
ASSETS
Financial investments	507.8	1,307.6
Financial assets	507.8	1,307.6
Financial instruments measured or designated at fair value through profit or loss [member]
ASSETS
Financial investments	1,370.3	1,259.2
Derivative financial instruments	9.5	34.3
Financial assets	1,379.8	1,293.5
LIABILITIES
Financial guarantee and of residual value	125.4	108.9
Derivative financial instruments	8.1	8.9
Financial liabilities	$ 133.5	$ 117.8